Subsequent Events (Details Narrative) - Subsequent Event [Member] $ in Thousands	1 Months Ended
Sep. 30, 2021 USD ($)
Subsequent Event [Line Items]
Proceeds from direct offering	$ 15,000
Waichun Logistics Technology [Member]
Subsequent Event [Line Items]
Proceeds from related party	$ 2,800